Land use rights, net (Tables)	12 Months Ended
Dec. 31, 2024
Land use rights, net
Schedule of land use right

	December 31,
	2023	2024
	US$	US$

Gross carrying amount	374,447	368,942
Less: accumulated amortization	(58,377)	(65,827)

Land use rights, net	316,070	303,115

Customer relationships
Land use rights, net
Schedule of finite-lived intangible assets, future amortization expense

Amortization expense
of land use rights
US$

2025	8,308
2026	8,308
2027	8,308
2028	8,308
2029	8,308